MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Deferred Incentive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Distributed-Gross
Deferred incentive income as of the beginning of the period	$ 1,015,084,000	$ 894,278,000
Fortress Funds which matured (no longer subject to clawback)	0	2,180,000
Distribution of private equity funds and Credit PE funds incentive income	226,780,000	124,235,000
Distribution of private permanent capital vehicle incentive income	217,000	527,000
Changes in foreign exchange rates	(1,360,000)	(1,776,000)
Deferred incentive income as of the end of the period	1,243,441,000	1,015,084,000	894,278,000
Deferred incentive income including Fortress Funds which matured	1,297,097,000
Distributed-Recognized (A)
Deferred incentive income as of the beginning of the period	(767,528,000)	(662,432,000)
Fortress Funds which matured (no longer subject to clawback)	0	2,180,000
Recognition of previously deferred incentive income	(171,387,000)	(107,276,000)	(77,993,000)
Deferred incentive income as of the end of the period	(938,915,000)	(767,528,000)	(662,432,000)
Deferred incentive income including Fortress Funds which matured, recognized	(992,571,000)
Distributed-Unrecognized (B)
Deferred incentive income as of the beginning of the period	247,556,000	231,846,000
Distribution of private equity funds and Credit PE funds incentive income	226,780,000	124,235,000
Distribution of private permanent capital vehicle incentive income	217,000	527,000
Recognition of previously deferred incentive income	(171,387,000)	(107,276,000)	(77,993,000)
Changes in foreign exchange rates	(1,360,000)	(1,776,000)
Deferred incentive income as of the end of the period	304,526,000	247,556,000	231,846,000
Undistributed, net of intrinsic clawback (C) (D)
Deferred incentive income as of the beginning of the period	696,333,000	527,432,000
Share of income (loss) of Fortress Funds	399,213,000	293,663,000
Distribution of private equity funds and Credit PE funds incentive income	226,780,000	124,235,000
Distribution of private permanent capital vehicle incentive income	217,000	527,000
Deferred incentive income as of the end of the period	868,549,000	696,333,000	527,432,000
Gross undistributed incentive income	935,400,000
Intrinsic clawback	66,900,000
Compensation expense paid under employee profit sharing arrangements in connection with distributed incentive income	578,400,000
Portion of compensation expense paid under employee profit sharing arrangements in connection with distributed incentive income which has not been expensed	21,500,000
Clawback Obligations Recovered From Individuals	6,400,000
Additional expense which would be recognized and paid if gross undistributed incentive income were realized	$ 479,100,000